Risk Management - Risk Concentrations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
A
Disclosure of credit risk exposure [line items]
Investment grade debt securities and private placements rate	39.00%	37.00%
AA
Disclosure of credit risk exposure [line items]
Investment grade debt securities and private placements rate	24.00%	17.00%
AAA
Disclosure of credit risk exposure [line items]
Investment grade debt securities and private placements rate	7.00%	15.00%
Asset classes and individual investment risks
Disclosure of credit risk exposure [line items]
Debt securities and private placements rated as investment grade BBB or higher	96.00%	96.00%
Government debt securities as a per cent of total debt securities	39.00%	40.00%
Government private placements as a per cent of total private placements	8.00%	9.00%
Highest exposure to a single non-government debt security or private placement issuer	$ 1,033	$ 1,121
Largest single issuer as a per cent of the total equity portfolio	2.00%	2.00%
Income producing commercial office properties (2025 – 34% of real estate, 2024 – 35%)	$ 4,312	$ 4,696
Largest concentration of mortgages and real estate – Ontario Canada (2024 – 28%, 2023 – 29%)	$ 20,199	$ 19,052
Income producing commercial office properties percentage	34.00%	35.00%
Asset classes and individual investment risks | Ontario, Canada
Disclosure of credit risk exposure [line items]
Maximum concentration of mortgages and real estate, percentage	29.00%	28.00%